Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Mortgage-Backed Securities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 5.2%
(a)
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.90%,
06/15/30
(b)
....................... USD 400 $ 400,624
Ares Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.81%, 04/15/42
(b)
.................. 221 221,276
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.11%, 05/15/35
(b)
............. 431 431,348
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.23%, 03/15/37
(b)
....... 295 278,822
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class A, (1-mo. CME Term SOFR at
1.49% Floor + 1.49%), 5.80%, 11/15/41
(b)
.. 150 150,188
BFLD Trust, Series 2025-EWEST, Class A,
(1-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.85%, 06/15/42
(b)
............ 282 282,176
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42 ................. 163 165,053
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.55%, 06/15/44
(b)
......... 120 122,692
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(b)
....................... 204 209,945
BX Commercial Mortgage Trust, Series 2025-
SPOT, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.76%, 04/15/40
(b)
.. 352 351,890
BX Trust
(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.95%, 02/15/41 ..... 125 125,000
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.80%,
07/15/29 ...................... 110 109,966
Series 2025-LIFE, Class A, 5.88%, 06/13/47 300 305,584
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.81%, 06/15/40 ................. 490 490,612
Series 2025-ROIC, Class A, (1-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
03/15/30 ...................... 79 78,506
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.71%,
06/15/35 ...................... 315 315,491
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.75%,
03/15/42 ...................... 820 819,487
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.15%, 06/15/41
(b)
....... 711 710,778
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.82%, 07/15/30
(b)
.................. 435 435,136
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(b)
............ 395 405,276
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.29%, 07/13/42
(b)
........ 456 462,689
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.66%, 03/15/42
(b)
....... 429 427,123
IRV Trust, Series 2025-200P, Class A, 5.47%,
03/14/47
(b)
....................... 700 707,707
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 6.01%, 03/15/40
(b)
............ USD 356 $ 356,000
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(b)
....................... 399 398,225
NJ 2025-WBRK, Series 2025-WBRK, Class A,
5.87%, 03/05/35 ................... 255 263,400
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.52%, 02/15/42
(b)
.. 565 560,409
PRM Trust, Series 2025-PRM6, Class A, 4.48%,
07/05/33
(b)
....................... 327 324,374
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%,
03/10/33
(b)
....................... 534 531,850
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.75%, 04/15/42
(b)
.................. 435 435,756
SDR Commercial Mortgage Trust, Series 2024-
DSNY, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.70%, 05/15/39
(b)
.. 100 99,877
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.55%, 12/15/39
(b)
.. 655 654,795
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(b)
.................. 266 269,347
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.35%, 07/15/40
(b)
..... 191 194,715
12,096,117
Total Non-Agency Mortgage-Backed Securities — 5 .2%
(Cost: $ 12,025,543 ) ............................... 12,096,117
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 15.9%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 ... 356 342,892
Series 3780 , Class ZA , 4.00% , 12/15/40 ... 1,216 1,160,133
Series 4384 , Class LB , 3.50% , 08/15/43 ... 822 805,409
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2018-4 ,
Class MA , 3.50% , 03/25/58 ............ 379 365,093
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(b)
.................. 331 318,784
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 413 , Class F26 , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.51% , 05/25/54 ........... 516 516,873
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.56% , 03/25/54 ........... 1,742 1,747,756
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.51% , 08/25/54 ........... 744 745,078
Series 5458 , Class PF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.31% , 09/25/54 ........... 276 275,321
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.51% , 11/25/54 ............ 791 789,588

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Mortgage-Backed Securities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 11/25/54 ............ USD 611 $ 611,554
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 .. 1 1,399
Series 2011-8 , Class ZA , 4.00% , 02/25/41 .. 601 581,430
Series 2017-76 , Class PB , 3.00% , 10/25/57 . 1,125 812,555
Series 2022-25 , Class KL , 4.00% , 05/25/52 . 200 180,038
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.08% , 05/25/48 ........... 948 825,232
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.61% , 10/25/53 ........... 1,104 1,111,196
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.71% , 11/25/53 ............ 193 194,067
Series 2024-30 , Class FC , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.36% , 06/25/54 ........... 4,475 4,460,102
Series 2024-38 , Class FE , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.36% , 06/25/54 ........... 4,847 4,833,654
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.41% , 07/25/54 ........... 746 745,087
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.56% , 08/25/54 ........... 553 553,750
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.46% , 10/25/54 ........... 880 874,791
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 . 3,278 2,916,338
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,055,414
Government National Mortgage Association
Variable Rate Notes
(b)
Series 2009-31 , Class PT , 3.37% , 05/20/39 . 105 110,508
Series 2014-107 , Class WX , 6.54% , 07/20/39 341 352,500
Series 2015-55 , Class A , 5.39% , 03/16/36 .. 3,542 3,670,999
Series 2015-187 , Class C , 5.37% , 03/20/41 . 4,594 4,759,813
36,717,354
Interest Only Collateralized Mortgage Obligations — 4.6%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 10,213 2,112,110
Series 5119 , Class IC , 4.00% , 06/25/51 .... 1,473 302,875
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 4941 , Class SH , (SOFR
30 day Average at 0.00% Floor and 5.95%
Cap + 5.84%), 1.53% , 12/25/49
(b)
........ 1,126 125,983
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 53 6,389
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 2,604 508,191
Series 2020-32 , 4.00% , 05/25/50 ........ 775 165,531
Series 2020-32 , Class PI , 4.00% , 05/25/50 . 770 164,631
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 663 119,691
Series 2021-41 , 3.50% , 07/25/51 ........ 1,275 229,943
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(SOFR 30 day Average at 0.00% Floor and
6.25% Cap + 6.14%), 1.83% , 09/25/45
(b)
... 2,076 126,229
Government National Mortgage Association
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 15,735 2,277,608
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-104 , Class IH , 3.00% , 06/20/51 USD 1,096 $ 184,577
Series 2021-111 , Class QI , 3.00% , 06/20/51 . 790 135,360
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 1,766 278,627
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,016 1,116,705
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 312 58,079
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 8,634 1,467,792
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,291 1,065,682
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 1.75% , 07/20/53
(b)
2,859 251,641
10,697,644
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.52% , 07/25/30 ... 1,109 63,142
Series K119 , Class X1 , 1.02% , 09/25/30 ... 1,769 69,502
Series K122 , Class X1 , 0.96% , 11/25/30 ... 2,722 103,102
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 5,225 223,044
Series 2017-61 , 0.70% , 05/16/59 ........ 1,081 39,059
497,849
Mortgage-Backed Securities — 163.2%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ............ 385 367,281
3.50% , 07/01/26 - 09/01/26 ............ 2 1,651
4.00% , 05/01/26 ................... 7 7,019
5.00% , 05/01/35 - 12/01/38 ............ 32 32,360
5.65% , 05/01/37 - 12/01/37 ............ 519 535,308
5.75% , 08/01/37 - 12/01/37 ............ 594 614,572
7.50% , 03/01/27 ................... —
(c)
7
Federal National Mortgage Association
3.50% , 11/01/46 ................... 536 503,951
4.45% , 03/01/36 - 06/01/36 ............ 264 262,127
4.94% , 01/01/35 - 05/01/35 ............ 129 128,147
5.00% , 04/01/36 ................... 68 67,859
5.20% , 08/01/34 - 09/01/34 ............ 150 149,917
5.25% , 08/01/37 - 09/01/37 ............ 329 327,508
5.54% , 01/01/35 ................... 53 52,726
5.75% , 04/01/37 ................... 233 230,790
5.80% , 07/01/34 ................... 34 34,084
5.94% , 09/01/34 ................... 50 50,457
6.50% , 09/01/28 - 02/01/31 ............ 303 307,537
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 ............ 11,153 8,852,291
2.00% , 07/15/55
(d)
.................. 93 75,721
2.50% , 11/20/40 - 11/20/51 ............ 6,086 5,123,380
2.50% , 07/15/55
(d)
.................. 46 39,074
3.00% , 05/15/42 - 10/20/51 ............ 12,128 10,734,412
3.00% , 07/15/55
(d)
.................. 3,523 3,115,598
3.50% , 06/20/42 - 02/15/45 ............ 14,156 13,236,829
3.50% , 07/15/55
(d)
.................. 27 24,544
4.00% , 10/20/41 - 12/20/47 ............ 10,928 10,384,335
4.00% , 07/15/55
(d)
.................. 9,478 8,810,941
4.50% , 12/15/34 - 05/20/50 ............ 6,494 6,361,810
4.50% , 07/15/55
(d)
.................. 145 138,773
5.00% , 09/15/28 - 05/20/50 ............ 6,635 6,692,667
5.00% , 07/15/55
(d)
.................. 344 337,859
5.50% , 03/15/32 - 04/20/53 ............ 3,844 3,928,402
5.50% , 07/15/55
(d)
.................. 7,401 7,410,712
5.64% , 04/15/37 - 06/15/37 ............ 854 890,631
5.65% , 05/20/37 - 10/20/37 ............ 391 397,549

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Mortgage-Backed Securities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.75% , 08/20/37 - 12/20/37 ............ USD 268 $ 273,190
5.80% , 11/15/36 - 03/15/37 ............ 753 781,064
6.00% , 03/20/28 - 06/20/55 ............ 13,389 13,825,889
6.00% , 07/15/55
(d)
.................. 199 201,907
6.50% , 09/20/27 - 06/20/55 ............ 15,406 16,059,493
6.50% , 07/15/55
(d)
.................. 54 55,433
7.00% , 08/20/25 - 06/20/55 ............ 506 522,426
7.50% , 10/20/25 - 07/20/54 ............ 583 607,627
8.00% , 11/15/25 - 05/15/30 ............ 2 2,340
Uniform Mortgage-Backed Securities
2.00% , 07/25/40 - 07/25/55
(d)
........... 62,238 50,930,529
2.00% , 02/01/52 ................... 1,985 1,575,657
2.50% , 07/25/40 - 07/25/55
(d)
........... 45,732 38,226,679
3.00% , 07/25/40 - 07/25/55
(d)
........... 17,503 15,276,469
3.00% , 03/01/43 - 06/01/44 ............ 2,824 2,551,266
3.50% , 07/25/40 - 08/25/55
(d)
........... 17,472 15,766,456
3.50% , 03/01/43 - 08/01/43 ............ 613 574,587
4.00% , 07/25/40 - 07/25/55
(d)
........... 4,665 4,356,010
4.00% , 01/01/45 - 10/01/52 ............ 6,257 5,870,009
4.50% , 07/25/40 - 07/25/55
(d)
........... 18,878 18,111,902
4.50% , 09/01/48 - 06/01/53 ............ 5,839 5,650,187
5.00% , 07/01/34 - 04/01/54 ............ 6,337 6,273,638
5.00% , 07/25/55
(d)
.................. 7,866 7,707,895
5.25% , 07/01/37 - 08/01/37 ............ 305 311,986
5.50% , 12/01/32 - 08/01/54 ............ 8,335 8,389,487
5.50% , 07/25/55
(d)
.................. 25,405 25,399,188
6.00% , 11/01/52 - 09/01/54 ............ 11,643 11,929,607
6.00% , 07/25/55
(d)
.................. 26,422 26,847,998
6.50% , 08/01/35 - 09/01/54 ............ 5,140 5,341,202
6.50% , 07/25/55 - 08/25/55
(d)
........... 4,526 4,669,896
378,318,846
Principal Only Collateralized Mortgage Obligations — 0.9%
(e)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............. 775 553,857
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ....... 140 108,683
Series 2023-130 , Class OD , 0.00% , 09/20/53 1,892 1,438,784
2,101,324
Total U.S. Government Sponsored Agency Securities — 184 .8%
(Cost: $ 433,806,053 ) .............................. 428,333,017
Total Long-Term Investments — 190.0%
(Cost: $ 445,831,596 ) .............................. 440,429,134
Shares
Shares
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(f) (g)
................... 3,503,999 3,503,999
Total Money Market Funds — 1 .5%
(Cost: $ 3,503,999 ) ............................... 3,503,999
Par (000)
Pa r (000)
U.S. Treasury Obligations — 6.9%
U.S. Treasury Bills
(h)
4.27% , 08/28/25 ................... 381 378,345
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.25% , 09/11/25 ................... USD 15,647 $ 15,514,079
Total U.S. Treasury Obligations — 6 .9%
(Cost: $ 15,893,561 ) ............................... 15,892,424
Total Short-Term Securities — 8.4%
(Cost: $ 19,397,560 ) ............................... 19,396,423
Total Options Purchased — 0 .1%
( Cost: $ 472,849 ) ................................. 444,921
Total Investments Before TBA Sale Commitments — 198 .5%
(Cost: $ 465,702,005 ) .............................. 460,270,478
TBA Sale Commitments
(d)
Mortgage-Backed Securities — ( 34 .8 ) %
Government National Mortgage Association
2.00% , 07/15/55 ................... (1,106) (900,505)
2.50% , 07/15/55 ................... (4,617) (3,921,862)
3.00% , 07/15/55 ................... (5,323) (4,707,444)
3.50% , 07/15/55 ................... (4,247) (3,860,665)
4.00% , 07/15/55 - 08/15/55 ............ (18,866) (17,537,124)
4.50% , 07/15/55 ................... (1,795) (1,717,919)
5.00% , 07/15/55 ................... (1,289) (1,265,988)
5.50% , 07/15/55 ................... (271) (271,356)
6.00% , 07/15/55 ................... (1,983) (2,011,966)
6.50% , 07/15/55 ................... (1,729) (1,774,870)
Uniform Mortgage-Backed Securities
2.00% , 07/25/40 - 07/25/55 ............ (1,640) (1,342,834)
2.50% , 07/25/40 - 07/25/55 ............ (3,315) (2,758,696)
3.00% , 07/25/40 - 08/25/55 ............ (3,004) (2,603,061)
3.50% , 07/25/40 - 07/25/55 ............ (310) (280,551)
4.00% , 07/25/40 - 07/25/55 ............ (193) (179,969)
4.50% , 07/25/40 - 08/25/55 ............ (26,189) (25,046,000)
5.00% , 07/25/55 ................... (4,534) (4,442,867)
6.00% , 07/25/55 ................... (3,728) (3,788,106)
6.50% , 07/25/55 ................... (2,327) (2,402,573)
Total TBA Sale Commitments — ( 34 .8 ) %
(Proceeds: $ (80,061,677) ) .......................... (80,814,356)
Total Investments Net of TBA Sale Commitments — 163 .7%
(Cost: $ 385,640,328 ) .............................. 379,456,122
Liabilities in Excess of Other Assets — (63.7) % ............ (147,627,929)
Net Assets — 100.0% ...............................
$ 231,828,193

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Mortgage-Backed Securities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Rounds to less than 1,000.
(d)
Represents or includes a TBA transaction.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,233,726 $ 2,270,273
(a)
$ — $ — $ — $ 3,503,999 3,503,999 $ 70,487 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Mortgage-Backed Securities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 253 09/19/25 $ 28,368 $ (509,731)
U.S. Treasury 10-Year Ultra Note ............................................... 40 09/19/25 4,570 (83,446)
U.S. Treasury Long Bond ..................................................... 90 09/19/25 10,381 (122,716)
U.S. Treasury Ultra Bond ..................................................... 14 09/19/25 1,666 (81,858)
U.S. Treasury 2-Year Note .................................................... 45 09/30/25 9,362 (28,296)
U.S. Treasury 5-Year Note .................................................... 81 09/30/25 8,830 (19,728)
$ (845,775)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/29/27 4 .10 % USD 1,618 $ 82,705
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual Bank of America NA 03/29/27 4 .00 USD 456 21,325
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.91% Annual Barclays Bank plc 03/29/27 3 .91 USD 1,127 47,848
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Citibank NA 04/12/27 4 .05 USD 420 20,569
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.01% Annual Deutsche Bank AG 04/14/27 4 .01 USD 211 9,953
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Goldman Sachs
International 06/04/27 4 .00 USD 1,719 80,661
263,061
Put
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/29/27 4 .10 USD 1,618 44,551
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual Bank of America NA 03/29/27 4 .00 USD 456 15,001
10-Year Interest Rate Swap
(a)
3.91% Annual 1-day SOFR Annual Barclays Bank plc 03/29/27 3 .91 USD 1,127 40,633
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Citibank NA 04/12/27 4 .05 USD 420 13,446
10-Year Interest Rate Swap
(a)
4.01% Annual 1-day SOFR Annual Deutsche Bank AG 04/14/27 4 .01 USD 211 7,013
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/27 4 .00 USD 1,719 61,216
181,860
$ 444,921
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,550 $ (91,925) $ — $ (91,925)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,550 (76,467) — (76,467)
$ (168,392) $ — $ (168,392)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Mortgage-Backed Securities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 12,096,117 $ — $ 12,096,117
U.S. Government Sponsored Agency Securities .................... — 428,333,017 — 428,333,017
Short-Term Securities
Money Market Funds ...................................... 3,503,999 — — 3,503,999
U.S. Treasury Obligations ................................... — 15,892,424 — 15,892,424
Options Purchased
Interest rate contracts ...................................... — 444,921 — 444,921
Liabilities
Investments
TBA Sale Commitments .................................... — (80,814,356) — (80,814,356)
$ 3,503,999 $ 375,952,123 $ — $ 379,456,122
Derivative Financial Instruments
(a)
Liabilities
Interest rate contracts ....................................... $ (845,775) $ (168,392) $ — $ (1,014,167)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced